Qualitative and Quantitative Information of Financial Risks (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Contracts Holding

The Group is holding the following contracts:

At December 31, 2024

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (1)	Forward	34,349	—	—	34,349	(1,660)	Other current financial liabilities
Average forward rate (EUR/USD)		1.092

Notional amount (2)	Forward	18,079	13,977	2,333	34,389	(1,412)	Other current financial liabilities
Average forward rate (EUR/USD)		1.106	1.073	1.072

Total					68,738	(3,072)
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

At December 31, 2023

		0 to 6 months	6 to 9 months	9 to 12 months	Total	Carrying amount	Line item in the statement of financial position
	(EUR thousand)
Notional amount (2)	Forward	9,467	—	—	9,467	443	Other current financial assets
Average forward rate (EUR/USD)		1.047

Notional amount (1)	Collar options	12,247	—	—	12,247	204	Other current financial assets
Average forward rate (USD/MXN)		17.880

Notional amount (2)	Forward	36,631	6,807	—	43,438	613	Other current financial assets
Average forward rate (EUR/USD)		1.082	1.090

Total					65,152	1,260
(1) Derivatives not designated as hedging instruments
(2) Derivatives designated as hedging instruments

Financial Liabilities Composition and Impact of Hedging Instrument on Statement of Financial Position

The financial liabilities composition and the impact of the hedging instrument on the statement of financial position at December 31, 2024 and December 31, 2023 are as follows:

At December 31, 2024

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	190,709	1,359	120,404	312,472	(223)	312,249	(279)	Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	50,030	50,030	—	50,030		Current financial liabilities
Notes	—	50,000	—	50,000	(210)	49,790		Non-current financial liabilities
Total	190,709	51,359	170,434	412,502	(433)	412,069	(279)

Percentage of Total	46%	13%	41%

At December 31, 2023

	Fix Through derivatives	FIX	Floating	Total nominal amount	Effect amortized cost	Total	MtM IRS Derivates	Line item in the statement of financial position
	(EUR thousand)
Bank loans	151,927	1,805	90,404	244,136	(240)	243,896	2,461	Non-current financial assets/ Current financial assets/ Current financial liabilities/ Non-current financial liabilities
Bank overdrafts	—	—	84,005	84,005	—	84,005	—	Current financial liabilities
Financial payables for share acquisition	—	175	—	175	—	175	—	Current financial liabilities
Notes	—	50,000	—	50,000	(257)	49,743	—	Non-current financial liabilities
Total	151,927	51,980	174,409	378,316	(496)	377,820	2,461

Percentage of Total	40%	14%	46%

Impact of Hedging on Equity in Cash Flow Hedge Reserve

Set out below is the impact of hedging on equity:

	Cash Flow Hedge Reserve	Cost of Hedging Reserve
	(EUR thousand)
At January 1, 2023	(824)	179
Foreign exchange forward	550	(126)
Tax effect	(111)	30
At 31 December, 2023	(385)	83
Foreign exchange forward	1,667	9
Tax effect	(465)	(2)
At 31 December, 2024	817	90

Set out below is the impact of hedging on equity:

Cash Flow Hedge Reserve
(EUR thousand)
At January 1, 2023	(4,547)
Interest Rate Swap	3,522
Tax effect	(845)
At December 31, 2023	(1,870)
Interest Rate Swap	2,740
Tax effect	(658)
At December 31, 2024	212

Schedule of Interest Rate and Exchange Rate Sensitivity

At December 31, 2024

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,032)	1,053
U.S. dollar	3%	(3)%	(3,035)	3,223
	5%	(5)%	(4,962)	5,484

Euro	1%	(1)%	193	(197)
Mexican Pesos	3%	(3)%	567	(602)
	5%	(5)%	928	(1,025)

Euro	1%	(1)%	(122)	125
China Renmimbi	3%	(3)%	(359)	381
	5%	(5)%	(587)	649

At December 31, 2023

Exchange rate sensitivity
	Increase/decrease in percentage points		Effect on operating profit
	(EUR thousand)
Euro	1%	(1)%	(1,506)	1,537
U.S. dollar	3%	(3)%	(4,431)	4,705
	5%	(5)%	(7,244)	8,007

Euro	1%	(1)%	216	(221)
Mexican Pesos	3%	(3)%	636	(676)
	5%	(5)%	1,041	(1,150)

Euro	1%	(1)%	(132)	135
China Renmimbi	3%	(3)%	(388)	412
	5%	(5)%	(634)	701

The following table presents an analysis of sensitivity to a change in interest rates on the portion of loans and borrowings affected. With all other variables held constant, the Group’s marginality is affected as follows:

At December 31, 2024

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
	(EUR thousand)
	+20 BP	-20 BP	(201)	201
	+50 BP	-50 BP	(502)	502
	+100 BP	-100 BP	(1,004)	1,004

At December 31, 2023

Interest rate sensitivity
	Increase/decrease in interest rate		Effect on profit before tax
	(EUR thousand)
	+20 BP	-20 BP	(92)	92
	+50 BP	-50 BP	(230)	230
	+100 BP	-100 BP	(461)	461

The risk arising from net investment in foreign subsidiaries is monitored; no active hedging is currently being performed. With regard to commodity risk, the Group enters into fixed-price contracts for certain utilities.

Schedule of Due Dates of Financial and Other Liabilities

The following table summarizes the due dates of the Group’s financial and other liabilities at December 31, 2024 and 2023 on the basis of contractual payments of principal portion which have not been discounted:

At December 31, 2024
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	50,030	—	—	50,030
Borrowings from banks (*)	56,893	245,579	10,000	312,472
Notes (*)	—	50,000	—	50,000
Lease liabilities (**)	5,864	11,731	1,549	19,144
Trade payables	231,020	—	—	231,020
Tax payables	25,431	—	—	25,431
Other liabilities (***)	55,983	—	1,814	57,797
Employee benefits	120	160	6,883	7,163
Total liabilities	425,341	307,470	20,246	753,057

(*) The corresponding balance reported in the consolidated financial statement position is EUR 312,249 thousand and EUR 49,790 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 16,901 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions.

At December 31, 2023
	Due within one year	Due between one and five years	Due beyond five years	Total
	(EUR thousand)
Bank overdrafts and short-term loan facilities	84,005	—	—	84,005
Borrowings from banks (*)	51,664	192,472	—	244,136
Notes (*)	—	50,000	—	50,000
Lease liabilities (**)	6,370	9,781	4,975	21,125
Other financial liabilities	175	—	—	175
Trade payables	277,815	—	—	277,815
Tax payables	30,798	—	—	30,798
Other liabilities (***)	63,395	1,743	—	65,138
Employee benefits	120	160	7,133	7,413
Total liabilities	514,343	254,156	12,107	780,606

(*) The corresponding balance reported in the consolidated financial statement position is EUR 243,896 thousand and EUR 49,743 thousand respectively and refers to adoption of amortized cost.

(**) The corresponding balance in the consolidated financial statement position is EUR 18,945 thousand and refers to adoption of IFRS 16.

(***) Other liabilities are mainly related to payables to personnel and social security institutions, other tax payables as well as allowance for future expected customer returns.

Summary of Hedging Contracts

The Group is holding the following hedging contracts (Interest Rate Swaps):

Line item in the statement of financial position	Contract notional	Currency	Carrying amount at December 31, 2024	Carrying amount at December 31, 2023
	(EUR thousand)
Non-current financial assets	130,000	EUR	—	577
Current financial assets	220,000	EUR	711	2,373
Non-current financial liabilities	130,000	EUR	(642)	(488)
Current financial liabilities	70,000	EUR	(348)	—

Summary of Financial Contracts

At December 31, 2023, the Group held the following contracts:

Commodity	Contract notional (volume)	Unit	Carrying amount at December 31, 2023	Line item in the statement of financial position
			(EUR thousand)
Gas	33,480	MWh	—	Current financial liabilities
Energy	10,132	MWh	(20)	Current financial liabilities
Total	43,612		(20)